Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.09228%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,453,711.93

Principal:
Principal Collections	$15,647,482.39
Prepayments in Full	$6,776,057.31
Liquidation Proceeds	$174,207.84
Recoveries	$145,207.51
Sub Total	$22,742,955.05
Collections	$24,196,666.98

Purchase Amounts:
Purchase Amounts Related to Principal	$28,115.13
Purchase Amounts Related to Interest	$137.48
Sub Total	$28,252.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,224,919.59

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,224,919.59
Servicing Fee	$342,247.15	$342,247.15	$0.00	$0.00	$23,882,672.44
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,882,672.44
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,882,672.44
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,882,672.44
Interest - Class A-3 Notes	$902,506.83	$902,506.83	$0.00	$0.00	$22,980,165.61
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$22,648,915.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,648,915.61
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$22,452,173.61
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,452,173.61
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$22,310,591.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,310,591.94
Regular Principal Payment	$20,209,811.34	$20,209,811.34	$0.00	$0.00	$2,100,780.60
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,100,780.60
Residual Released to Depositor	$0.00	$2,100,780.60	$0.00	$0.00	$0.00
Total		$24,224,919.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,209,811.34
Total					$20,209,811.34

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,209,811.34	$43.90	$902,506.83	$1.96	$21,112,318.17	$45.86
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$20,209,811.34	$15.36	$1,572,080.50	$1.19	$21,781,891.84	$16.55

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$205,504,400.46	0.4464187	$185,294,589.12	0.4025168
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$346,284,400.46	0.2631780	$326,074,589.12	0.2478185

Pool Information
Weighted Average APR	4.283%	4.316%
Weighted Average Remaining Term	32.04	31.37
Number of Receivables Outstanding	22,063	21,351
Pool Balance	$410,696,578.75	$387,806,082.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$374,813,266.01	$354,260,097.23
Pool Factor	0.2791422	0.2635840

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$33,545,985.24
Targeted Overcollateralization Amount	$61,731,493.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$61,731,493.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		57	$264,633.61
(Recoveries)		76	$145,207.51
Net Loss for Current Collection Period			$119,426.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3489%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6423%
Second Prior Collection Period			1.0468%
Prior Collection Period			-0.2187%
Current Collection Period			0.3590%
Four Month Average (Current and Prior Three Collection Periods)			0.4573%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,054	$11,316,868.95
(Cumulative Recoveries)			$1,897,552.93
Cumulative Net Loss for All Collection Periods			$9,419,316.02
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6402%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,509.67
Average Net Loss for Receivables that have experienced a Realized Loss			$4,585.84

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.70%	250	$6,585,996.86
61-90 Days Delinquent	0.30%	39	$1,173,088.54
91-120 Days Delinquent	0.14%	15	$541,460.59
Over 120 Days Delinquent	0.20%	26	$759,230.89
Total Delinquent Receivables	2.34%	330	$9,059,776.88

Repossession Inventory:
Repossessed in the Current Collection Period		17	$483,383.84
Total Repossessed Inventory		24	$702,847.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3025%
Prior Collection Period			0.4034%
Current Collection Period			0.3747%
Three Month Average			0.3602%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6379%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	31

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	58	$1,463,047.15
2 Months Extended	96	$2,762,313.74
3+ Months Extended	14	$487,892.07

Total Receivables Extended	168	$4,713,252.96
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer